PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Beginning Balance	$ 80,323,000	$ 69,141,000
Additions/ Transfers	288,000	12,020,000
Writendowns	(2,000)	(798,000)
Effect Of Movements In Exchange Rates	(20,000)	(40,000)
Ending balance	80,589,000	80,323,000
Accumulated Depletion And Depreciation, Beginning Balance	27,254,000	25,085,000
Accumulated Depletion And Depreciation, Additions / Transfers	785,000	2,822,000
Accumulated Depletion And Depreciation, Ending Balance	28,039,000	27,254,000
Accumulated Depletion And Depreciation, Writedowns		(653,000)
Net book value	52,550,000	53,069,000
Office Equipment Furniture And Fixtures [Member]
Statement [Line Items]
Beginning Balance	844,000	763,000
Additions/ Transfers	6,000	78,000
Writendowns	(1,000)	(6,000)
Effect Of Movements In Exchange Rates	(2,000)	9,000
Ending balance	847,000	844,000
Accumulated Depletion And Depreciation, Beginning Balance	548,000	441,000
Accumulated Depletion And Depreciation, Additions / Transfers	21,000	111,000
Accumulated Depletion And Depreciation, Ending Balance	569,000	548,000
Accumulated Depletion And Depreciation, Writedowns		(4,000)
Net book value	278,000	296,000
Mine Machinery And Transportation Equipment [Member]
Statement [Line Items]
Beginning Balance	17,573,000	14,930,000
Additions/ Transfers	138,000	3,270,000
Writendowns	0	(629,000)
Effect Of Movements In Exchange Rates	(1,000)	2,000
Ending balance	17,710,000	17,573,000
Accumulated Depletion And Depreciation, Beginning Balance	5,235,000	5,178,000
Accumulated Depletion And Depreciation, Additions / Transfers	4,000	676,000
Accumulated Depletion And Depreciation, Ending Balance	5,239,000	5,235,000
Accumulated Depletion And Depreciation, Writedowns		(619,000)
Net book value	12,471,000	12,339,000
Mill Machinery And Processing Equipment [Member]
Statement [Line Items]
Beginning Balance	26,232,000	23,294,000
Additions/ Transfers	409,000	3,079,000
Writendowns	0	(141,000)
Effect Of Movements In Exchange Rates	0	0
Ending balance	26,641,000	26,232,000
Accumulated Depletion And Depreciation, Beginning Balance	7,894,000	6,733,000
Accumulated Depletion And Depreciation, Additions / Transfers	480,000	1,170,000
Accumulated Depletion And Depreciation, Ending Balance	8,374,000	7,894,000
Accumulated Depletion And Depreciation, Writedowns		(9,000)
Net book value	18,267,000	18,338,000
Mining Property [Member]
Statement [Line Items]
Beginning Balance	18,375,000	14,687,000
Additions/ Transfers	187,000	3,716,000
Writendowns	0	0
Effect Of Movements In Exchange Rates	3,000	(28,000)
Ending balance	18,565,000	18,375,000
Accumulated Depletion And Depreciation, Beginning Balance	9,473,000	9,106,000
Accumulated Depletion And Depreciation, Additions / Transfers	103,000	367,000
Accumulated Depletion And Depreciation, Ending Balance	9,576,000	9,473,000
Accumulated Depletion And Depreciation, Writedowns		0
Net book value	8,989,000	8,902,000
Computer equipment [member]
Statement [Line Items]
Beginning Balance	1,929,000	774,000
Additions/ Transfers	2,000	1,176,000
Writendowns	(1,000)	(22,000)
Effect Of Movements In Exchange Rates	1,000	1,000
Ending balance	1,931,000	1,929,000
Accumulated Depletion And Depreciation, Beginning Balance	781,000	598,000
Accumulated Depletion And Depreciation, Additions / Transfers	100,000	204,000
Accumulated Depletion And Depreciation, Ending Balance	881,000	781,000
Accumulated Depletion And Depreciation, Writedowns		(21,000)
Net book value	1,050,000	1,148,000
Buildings and construction in process [Member]
Statement [Line Items]
Beginning Balance	15,370,000	14,693,000
Additions/ Transfers	(454,000)	701,000
Writendowns	0	0
Effect Of Movements In Exchange Rates	(21,000)	(24,000)
Ending balance	14,895,000	15,370,000
Accumulated Depletion And Depreciation, Beginning Balance	3,323,000	3,029,000
Accumulated Depletion And Depreciation, Additions / Transfers	77,000	294,000
Accumulated Depletion And Depreciation, Ending Balance	3,400,000	3,323,000
Accumulated Depletion And Depreciation, Writedowns		0
Net book value	$ 11,495,000	$ 12,047,000